Financial Risks - Summary of Maturity Analysis - Insurance and Reinsurance Contracts - Expected Release of Risk Adjustment (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	€ 3,047	€ 3,047
Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	535	568
Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,760	2,683
Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	112	128
Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(361)	(332)
Not later than 1 year [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	79	98
Not later than 1 year [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	31	30
Not later than 1 year [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	53	72
Not later than 1 year [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	10	9
Not later than 1 year [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(15)	(12)
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	74	99
Later than one year and not later than two years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	30	35
Later than one year and not later than two years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	48	63
Later than one year and not later than two years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	9	12
Later than one year and not later than two years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(13)	(11)
Later than two years and not later than three years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	67	92
Later than two years and not later than three years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	27	32
Later than two years and not later than three years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	45	60
Later than two years and not later than three years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	7	10
Later than two years and not later than three years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(12)	(11)
Later than three years and not later than four years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	68	85
Later than three years and not later than four years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	27	29
Later than three years and not later than four years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	44	57
Later than three years and not later than four years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	8	8
Later than three years and not later than four years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(11)	(10)
Later than four years and not later than five years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	68	85
Later than four years and not later than five years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	26	29
Later than four years and not later than five years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	45	58
Later than four years and not later than five years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	8	9
Later than four years and not later than five years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	(11)	(10)
Later than 5 years [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,691	2,589
Later than 5 years [member] | Insurance contracts - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	395	413
Later than 5 years [member] | Insurance contracts - Without direct participation contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	2,525	2,373
Later than 5 years [member] | Investment contracts with DPF - Direct participating contracts [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	71	81
Later than 5 years [member] | Reinsurance contracts held, in a liability position [member]
Disclosure Of Maturity Analysis For Liquidity Risk That Arises From Contracts Expected Release Of Risk Adjustments [Line Items]
Expected release of risk adjustment	€ (299)	€ (278)